Property, Plant And Equipment, Net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net [Line Items]
Depreciation expenses	$ 106,068	$ 104,980	$ 101,087
Grants received	11,924	11,926
Equipment produced for self use	119,855	126,147
Other operating income, net	14,660	$ 34,963	$ 33,049
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Other operating income, net	$ 14,660